General And Administrative Expenses	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses [Abstract]
General And Administrative Expenses
1 3 .	GENERAL AND ADMINISTRATIVE EXPENSES

a)	General and administrative expenses are comprised of the following:

Year ended December 31,	2024	2023
Office expenses	$457,600	$389,210
Insurance	954,392	367,472
Travel	373,171	345,992
Professional fees (Note 13(b))	2,355,278	3,021,899
Public company costs	1,569,780	404,073
Salaries and benefits	3,093,027	2,241,079
Share based payments (Note 1 2 (c))	2,120,887	714,380

Total expenses during the year (Note 13(b))	$10,924,135	$7,484,105

b)
During the year ended December 31, 2024, the Company determined that patent legal costs of $200,101 had been incorrectly recorded in Research and Development costs in 2023. As a result, an adjustment was made to the prior period professional fees of $2,821,798 and general and administrative expenses of $7,284,004 that had been previously reported. An adjustment was also made to the prior period other research and development expenses of $672,295 and total research and development expenses of $20,563,225 that had been previously reported (Note 14 – Research and Development Expenses). This adjustment had no effect on net loss or on the previously reported consolidated balance sheet, statement of shareholders’ equity or statement of cash flows.